Max Berueffy

Senior Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 4, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
Protective Variable Annuity II B Series
Filing Pursuant to Rule 497(j) for
File No. 333-201919; 811-8108

Commissioners:

On behalf of  Protective Life Insurance Company and the Protective Variable Annuity Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Variable Annuity II B Series”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post- Effective Amendment No. 8 for Variable Annuity Account A of Protective Life as filed with the Commission on April 28, 2020 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy
Max Berueffy